Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000005557 | Virginia Housing Dev. Auth., Tender Option Bond Trust Receipts
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005557 | Roanoke Economic Dev. Auth., Carilion Clinic Obligated
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005557 | Clark County Dept. of Aviation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005557 | New York City Transational Fin. Auth., Tender Option Bond Trust Receipts
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005557 | Rhode Island Health & Ed. Building
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005557 | Missouri HEFA, SSM Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005557 | Houston Combined Utility System
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005557 | Harris County
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005557 | Greenville County School Dist.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005557 | South Carolina Public Service Auth.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005557 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005557 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000005557 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000005557 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000193189 | Virginia Housing Dev. Auth., Tender Option Bond Trust Receipts
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193189 | Roanoke Economic Dev. Auth., Carilion Clinic Obligated
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193189 | Clark County Dept. of Aviation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000193189 | New York City Transational Fin. Auth., Tender Option Bond Trust Receipts
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000193189 | Rhode Island Health & Ed. Building
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000193189 | Missouri HEFA, SSM Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000193189 | Houston Combined Utility System
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000193189 | Harris County
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000193189 | Greenville County School Dist.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000193189 | South Carolina Public Service Auth.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000193189 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193189 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000193189 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000193189 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	21.60%